Accrued Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities
Accrued payroll	$ 1,175,000	$ 1,140,000
Accrued interest	9,457,000	11,614,000
Accrued expenses	14,073,000	18,157,000
Total	24,705,000	30,911,000
Accrued realized losses on cash flow interest rate swaps	10,400,000	14,300,000
Other accruals	$ 3,700,000	$ 3,900,000